Allowances For Credit Losses And Investment in Financing Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for credit losses:
Beginning balance	$ 41,486	$ 72,967
(Benefit)/provision	1,439	(31,481)
Ending balance	42,925	41,486
Ending balance individually evaluated for impairment		1,505
Ending balance collectively evaluated for impairment	42,925	39,981
Financing receivables:
Ending balance	8,900,316	7,279,466
Ending balance individually evaluated for impairment		31,840
Ending balance collectively evaluated for impairment	8,900,316	7,247,626
Mortgage Receivable
Allowance for credit losses:
Beginning balance	35,000	66,750
(Benefit)/provision	2,400	(31,750)
Ending balance	37,400	35,000
Ending balance collectively evaluated for impairment	37,400	35,000
Financing receivables:
Ending balance	8,825,418	7,217,169
Ending balance collectively evaluated for impairment	8,825,418	7,217,169
Non Trade Receivable
Allowance for credit losses:
Beginning balance	6,486	6,217
(Benefit)/provision	(961)	269
Ending balance	5,525	6,486
Ending balance individually evaluated for impairment		1,505
Ending balance collectively evaluated for impairment	5,525	4,981
Financing receivables:
Ending balance	30,557	31,962
Ending balance individually evaluated for impairment		1,505
Ending balance collectively evaluated for impairment	30,557	30,457
Affiliates
Financing receivables:
Ending balance	33,000
Ending balance collectively evaluated for impairment	33,000
Non Affiliates
Financing receivables:
Ending balance	11,341	30,335
Ending balance individually evaluated for impairment		$ 30,335
Ending balance collectively evaluated for impairment	$ 11,341